Income Tax - Schedule of Income Tax Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Recovery [Abstract]
Loss before income taxes	$ (77,081)	$ (41,083)
Combined federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery	$ (20,812)	$ (11,092)
Non-deductible expenses	1,730	1,679
Expiry of losses	308
Difference in tax rates in foreign jurisdictions	1,140	564
Tax effect of temporary differences for which no tax benefit has been recognized	17,034	9,768
Foreign exchange and other	600	(919)
Income tax recovery